COMMON STOCK AND DIVIDENDS, Dividend Distribution (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($) $ / shares
Dividend distribution [Abstract]
Cash dividends paid	$ 231,152,260
Total attributable to equity holders [Member]
Dividend distribution [Abstract]
Cash dividends paid	$ 231,152,260
Cash dividends paid (in pesos per share) | $ / shares	$ 269.28